PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 1,724,066	$ 236,196	¥ 1,426,971
Income from property and equipment disposal	¥ 9,608	$ 1,316	¥ 32,252